Subsequent events (Details Narrative)	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares
Statement [Line Items]
Exercise price | (per share)	$ 3.05	$ 5.00
Warrants
Statement [Line Items]
Number of shares outstanding	912,841
Exercised	845,000
Exercise price | $ / shares	$ 5.30